Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2020 Fund))	0 Months Ended
	Jun. 27, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years (or life of class, if less)	0.03%	[1]
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years (or life of class, if less)	6.27%	[1]
Class A
Average Annual Return:
1 Year	(9.28%)
5 Years	(3.92%)
10 Years (or life of class, if less)	(3.90%)
Inception Date	Dec. 15, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(9.65%)
5 Years	(4.25%)
10 Years (or life of class, if less)	(4.23%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(5.83%)
5 Years	(3.42%)
10 Years (or life of class, if less)	(3.40%)
Class B
Average Annual Return:
1 Year	(9.23%)
5 Years	(3.97%)
10 Years (or life of class, if less)	(3.77%)
Inception Date	Dec. 15, 2006
Class C
Average Annual Return:
1 Year	(5.44%)
5 Years	(3.55%)
10 Years (or life of class, if less)	(3.54%)
Inception Date	Dec. 15, 2006
Class N
Average Annual Return:
1 Year	(5.00%)
5 Years	(2.99%)
10 Years (or life of class, if less)	(2.99%)
Inception Date	Dec. 15, 2006
Class Y
Average Annual Return:
1 Year	(3.37%)
5 Years	(2.40%)
10 Years (or life of class, if less)	(2.40%)
Inception Date	Dec. 15, 2006

[1]	From 11/30/06.